Income Taxes - Provision for income tax calculations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes - Provision for income tax calculations
Income tax recovery at statutory rate	$ 331,000	$ 165,000
Valuation allowance change	(331,000)	(165,000)
Provision for income taxes,	$ 0	$ 0